Segments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operating Segments

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2018 (in Ps.):
External revenues	207,610,244	86,339,289	188,712,666	89,149,978	75,460,428	55,633,192	44,883,585	153,266,315	36,435,541	100,716,443	—	1,038,207,681
Intersegment revenues	16,946,543	9,741,908	4,593,760	13,200,358	344,517	154,082	149,445	—	204,294	—	(45,334,907)	—

Total revenues	224,556,787	96,081,197	193,306,426	102,350,336	75,804,945	55,787,274	45,033,030	153,266,315	36,639,835	100,716,443	(45,334,907)	1,038,207,681
Depreciation and amortization	17,619,342	18,358,248	42,857,751	13,526,361	13,464,867	8,516,960	8,940,655	1,545,395	5,036,831	26,838,972	(992,802)	155,712,580
Operating income (loss)	57,450,599	8,085,764	23,494,903	16,975,797	14,388,552	5,003,915	4,867,763	2,665,270	5,811,846	4,731,562	(3,918,800)	139,557,171
Interest income	26,578,280	420,380	11,303,888	2,251,474	1,013,839	1,666,879	1,566,086	559,548	1,458,874	122,133	(36,295,212)	10,646,169
Interest expense	32,526,258	1,153,913	20,377,191	4,338,941	2,913,881	1,719,663	509,081	—	561,867	1,973,431	(34,302,793)	31,771,433
Income tax	28,842,505	643,377	4,026,444	1,390,039	2,251,877	2,498,666	2,533,600	810,898	2,774,204	707,093	(1,624)	46,477,079
Equity interest in net income (loss) of associated companies	(5,962)	44,965	(152)	(20,871)	—	—	—	—	—	(17,713)	—	267
Net profit (loss) attributable to equity holders of the parent	23,185,029	(2,201,572)	3,530,653	6,065,703	9,165,801	1,730,933	2,821,733	2,820,505	3,644,697	3,809,694	(2,006,979)	52,566,197
Assets by segment	970,564,314	174,461,398	390,791,480	127,946,573	111,975,598	96,347,779	81,640,157	38,814,907	102,531,547	186,135,358	(851,985,719)	1,429,223,392
Plant, property and equipment, net	56,056,634	103,737,293	173,197,708	62,988,635	51,422,548	35,800,477	37,146,601	1,356,237	38,011,242	80,421,642	(138,297)	640,000,720
Goodwill	27,104,632	215,381	21,388,124	2,796,759	12,770,380	5,242,365	5,466,871	3,328,533	14,186,723	53,066,729	—	145,566,497
Trademarks, net	227,774	243,556	124,910	—	—	—	—	507,033	249,984	3,313,948	—	4,667,205
Licenses and rights, net	10,573,147	—	25,873,910	12,555,496	3,400,235	9,651,582	3,605,416	—	10,294,336	27,344,273	—	103,298,395
Investment in associated companies	5,621,661	563,667	543	20,697	412	—	24,262	—	—	748,674	(3,847,209)	3,132,707
Liabilities by segments	748,965,728	136,993,838	298,308,084	94,550,901	56,211,438	50,064,761	28,592,953	35,552,678	58,716,154	117,214,746	(441,820,311)	1,183,350,970
	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2019 (in Ps.):
External revenues	226,164,232	84,173,980	177,596,077	54,230,682	74,274,684	55,440,675	46,602,036	155,864,392	34,580,822	98,420,289	—	1,007,347,869
Intersegment revenues	11,676,015	11,863,364	4,182,248	11,041,705	361,386	92,249	132,061	—	1,136,879	—	(40,485,907)	—

Total revenues	237,840,247	96,037,344	181,778,325	65,272,387	74,636,070	55,532,924	46,734,097	155,864,392	35,717,701	98,420,289	(40,485,907)	1,007,347,869
Depreciation and amortization	24,742,622	16,346,927	39,424,474	13,847,506	13,439,489	10,256,129	11,045,817	1,396,422	6,322,648	24,975,146	(2,881,970)	158,915,210
Operating income (loss)	67,694,409	9,731,852	28,846,565	4,007,614	15,324,977	8,023,002	5,712,068	2,968,236	5,741,368	8,687,862	(1,897,418)	154,840,535
Interest income	23,713,455	1,839,973	3,155,681	896,256	1,306,571	1,283,788	532,046	324,932	1,478,560	115,359	(28,361,949)	6,284,672
Interest expense	30,972,658	1,439,785	19,021,965	3,849,318	2,952,123	2,422,887	1,406,720	385	1,435,862	2,220,168	(27,810,532)	37,911,339
Income tax	30,000,511	1,528,229	4,251,116	2,022,336	5,405,452	1,681,159	2,355,380	1,119,478	719,774	1,946,255	3,843	51,033,533
Equity interest in net income (loss) of associated companies	(3,732)	46,789	(1,538)	(23,424)	—	—	(28,795)	—	—	(6,909)	—	(17,609)
Net profit (loss) attributable to equity holders of the parent	42,598,946	(1,705,068)	5,618,095	(6,984)	9,571,046	(2,604,646)	2,335,963	2,095,807	4,312,630	5,051,145	463,957	67,730,891
Assets by segment	915,233,048	201,283,526	382,561,753	132,722,497	115,851,227	94,021,632	77,355,732	30,775,893	100,694,650	191,744,924	(710,311,225)	1,531,933,657
Plant, property and equipment, net	54,589,459	106,869,482	174,761,167	60,537,650	50,133,642	39,068,450	38,934,747	1,405,755	38,223,641	75,707,738	(888,361)	639,343,370
Goodwill	27,396,393	215,381	25,379,805	5,241,305	12,124,685	4,895,331	7,289,748	3,220,105	14,186,723	52,950,325	—	152,899,801
Trademarks, net	46,476	212,324	37,207	—	—	—	—	369,950	227,156	2,595,596	—	3,488,709
Licenses and rights, net	11,087,882	452,504	29,324,718	12,103,980	5,530,422	8,064,487	4,390,547	—	7,942,670	25,951,335	—	104,848,545
Investment in associated companies	3,562,323	610,807	111,073	(7,806)	391	—	25,603	—	—	—	(1,828,198)	2,474,193
Liabilities by segments	718,354,229	175,774,964	297,877,328	103,330,525	55,576,253	55,463,339	37,993,180	31,557,816	54,276,868	124,319,541	(349,497,251)	1,305,026,792

	Mexico	Telmex	Brazil	Southern Cone	Colombia	Andean	Central America	U.S.A.	Caribbean	Europe	Eliminations	Consolidated total
As of and for the year ended December 31, 2020 (in Ps.):
External revenues	214,578,601	77,920,910	163,865,421	55,484,744	77,282,658	53,846,358	48,073,436	177,179,369	37,182,842	111,472,191	—	1,016,886,530
Intersegment revenues	17,663,525	13,668,264	4,207,466	1,220,100	352,694	88,305	121,580	—	1,440,983	—	(38,762,917)	—

Total revenues	232,242,126	91,589,174	168,072,887	56,704,844	77,635,352	53,934,663	48,195,016	177,179,369	38,623,825	111,472,191	(38,762,917)	1,016,886,530
Depreciation and amortization	24,748,756	13,341,479	41,795,397	13,095,004	14,413,760	11,447,356	14,355,899	1,561,284	7,094,331	25,593,204	(3,202,787)	164,243,683
Operating income (loss)	70,851,525	11,204,433	25,203,504	1,877,079	15,111,947	8,698,645	4,004,501	10,579,394	6,701,086	13,159,865	(2,037,068)	165,354,911
Interest income	21,322,406	1,479,021	2,904,430	980,581	822,447	1,049,261	1,130,767	77,235	1,105,420	90,746	(25,900,278)	5,062,036
Interest expense	30,936,195	1,306,867	17,976,227	3,334,966	2,586,708	2,223,478	1,559,917	255	1,658,619	2,546,255	(25,467,747)	38,661,740
Income tax	4,905,863	577,178	(4,442,598)	992,831	2,078,789	3,115,693	1,518,953	2,856,881	2,524,214	2,234,065	4,283	16,366,152
Equity interest in net income (loss) of associated companies	(3,820)	23,955	(2,972)	(15,422)	—	—	—	—	—	(288,747)	—	(287,006)
Net profit (loss) attributable to equity holders of the parent	3,613,907	(1,085,038)	4,963,424	1,456,062	16,579,303	4,649,047	1,919,558	7,797,723	3,294,111	7,777,426	(4,112,918)	46,852,605
Assets by segment	947,396,510	203,081,314	386,982,711	118,266,380	132,210,369	101,717,708	88,690,683	35,083,285	109,914,293	239,583,759	(737,878,785)	1,625,048,227
Plant, property and equipment, net	52,117,395	110,751,083	145,307,497	62,157,797	48,876,853	36,102,261	37,855,227	1,761,595	39,128,447	82,595,077	(876,229)	615,777,003
Revalued of assets	—	—	36,076,207	7,494,408	12,893,284	9,500,708	7,059,247	—	2,572,504	31,556,270	—	107,152,628
Goodwill	26,949,185	215,381	16,048,092	5,436,675	12,253,743	4,866,363	6,345,659	3,362,899	14,186,723	53,388,139	—	143,052,859
Trademarks, net	126,823	181,094	—	—	—	—	—	269,325	219,087	2,981,089	—	3,777,418
Licenses and rights, net	12,017,318	100,623	26,171,345	12,099,873	12,363,039	6,870,531	5,427,857	—	8,616,880	27,963,250	—	111,630,716
Investment in associated companies	51,645	613,449	64,125	(20,970)	395	—	25,413	—	—	—	1,095,703	1,829,760
Liabilities by segments	725,408,198	193,840,756	263,989,566	61,786,265	63,610,642	53,379,366	34,252,511	33,141,315	60,839,340	138,747,621	(319,064,971)	1,309,930,609